Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 80,954	¥ 85,430
Accumulated amortization	(77,931)	(77,575)
Net carrying amount	3,023	7,855
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	77,736	82,155
Accumulated amortization	(75,382)	(75,237)
Net carrying amount	2,354	6,918
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,218	3,275
Accumulated amortization	(2,549)	(2,338)
Net carrying amount	¥ 669	¥ 937